Other non-current debts (Tables)	12 Months Ended
Dec. 31, 2024
Other non-current debts [abstract]
Summary of Other Non-current Debts

	31/12/24	31/12/23
Trade payables on leasehold improvements	465	—
Total Other non-current debts	465	—